Revenue - Product or service (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,930	£ 8,882	£ 14,639	£ 17,649
Service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0	104
Licensing fees - recognised over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,930	£ 8,882	£ 14,639	£ 17,545